CONSOLIDATED STATEMENT OF CASH FLOWS YEAR ENDED DECEMBER 31, 2023 - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,105,881)	$ (5,996,635)	$ (8,658,780)	$ (7,673,207)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		46,919
Bad debt expense
Changes in operating assets and liabilities:
Tenant receivables			(3,280,417)	(4,716,726)
Accounts payable and accrued liabilities		288,594	792,881	63,068
Net cash used in operating activities		(4,959,889)	(4,203,154)	(252,388)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities		(644,392)	(671,395)	(40,189)
CASH FLOWS FROM FINANCING ACTIVITIES:
NET CHANGE IN CASH		(712,835)	1,642,772	691,613
CASH – BEGINNING OF PERIOD	1,147,295	1,147,295	1,147,295	455,682
CASH – END OF PERIOD		433,427	2,751,386	1,147,295
Supplemental Disclosure of Cash Flow Information:
Interest paid		3,173,659	4,407,854	3,349,561
Income taxes paid
Block 40 L L C 2023 [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(16,148,631)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				7,018,047
Bad debt expense				65,133
Change in fair value of interest rate cap				1,735,746
Amortization of debt issuance costs				1,314,503
Changes in operating assets and liabilities:
Tenant receivables				(67,607)
Prepaid expenses and other assets				(131,142)
Accounts payable and accrued liabilities				2,117,996
Unearned rent				2,304
Tenant security deposits				(16,689)
Total adjustments				12,038,291
Net cash used in operating activities				(4,110,340)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures				(1,024,677)
Advances to affiliates				(120,615)
Net cash used in investing activities				(1,325,292)
CASH FLOWS FROM FINANCING ACTIVITIES:
Class B Unit proceeds				2,536,050
NET CHANGE IN CASH				(2,899,582)
CASH – BEGINNING OF PERIOD	$ 2,732,951	$ 2,732,951	$ 2,732,951	5,632,533
CASH – END OF PERIOD				2,732,951
Supplemental Disclosure of Cash Flow Information:
Interest paid				6,360,026
Income taxes paid
Reconciliation of Cash and Restricted Cash as reported within the Consolidated Balance Sheet to the amounts in the Consolidated Statement of Cash Flows:
Cash				1,649,982
Restricted cash				1,082,969
Total cash and restricted cash shown in the consolidated statement of cash flows				$ 2,732,951